UNCONSOLIDATED STRUCTURED ENTITIES (Tables)	12 Months Ended
Dec. 31, 2022
UNCONSOLIDATED STRUCTURED ENTITIES
Schedule of interests in unconsolidated structured entities

The table below shows the total assets of unconsolidated structured entities in which the Bank had an interest at the reporting date and its maximum exposure to loss in relation to those interests.

As of December 31, 2022

	Securitizations	The Bank’s managed funds	Total
In millions of COP
Total assets of the entities	1,198,421	149,688,085	150,886,506
The Bank’s interest-assets
Investments at fair value through profit or loss	87,048	-	87,048
Investments at fair value through other comprehensive income	26,936	-	26,936
Loans and advances to customers	-	6,116,373	6,116,373
Total assets in relation to the Bank’s interests in the unconsolidated structured entities	113,984	6,116,373	6,230,357
The Bank’s maximum exposure	113,984	6,116,373	6,230,357
Fees income	4,532	435,177	439,709

As of December 31, 2021

	Securitizations	The Bank’s managed funds	Total
In millions of COP
Total assets of the entities	1,661,019	167,129,575	168,790,594
The Bank’s interest-assets
Investments at fair value through profit or loss	110,026	-	110,026
Investments at fair value through other comprehensive income	42,864	-	42,864
Loans and advances to customers	-	5,851,195	5,851,195
Total assets in relation to the Bank’s interests in the unconsolidated structured entities	152,890	5,851,195	6,004,085
The Bank’s maximum exposure	152,890	5,851,195	6,004,085
Fees income	6,936	471,765	478,701